Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated
	As of December 31, 2024	As of December 31, 2023
	$	$
Current payables:
Payables to related parties	98,186	160,157

Non-current payables:
Payables to related parties	121,008	90,697